Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 97.2%
Auto Components - 1.5%
Dana, Inc.
5.63%, 06/15/2028 (A)	$ 140,000	$ 150,639
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	40,000	42,450
5.00%, 07/15/2029 (B)	35,000	36,819
9.50%, 05/31/2025	45,000	49,824
Patrick Industries, Inc.
7.50%, 10/15/2027 (B)	45,000	48,937

		328,669

Banks - 4.1%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	200,000	219,250
CIT Group, Inc.
4.75%, 02/16/2024	55,000	59,263
Citigroup, Inc.
Fixed until 12/10/2025 (C), 4.00% (D)	18,000	18,599
Fixed until 09/12/2024 (C), 5.00% (D)	60,000	63,099
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (B)	200,000	205,686
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	100,000	103,500
Societe Generale SA
Fixed until 09/13/2021 (C), 7.38% (B) (D)	200,000	200,962

		870,359

Beverages - 1.1%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	241,000	241,000

Building Products - 0.9%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	34,000	34,723
5.00%, 03/01/2030 (B)	60,000	63,825
6.75%, 06/01/2027 (A) (B)	72,000	77,040
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (B)	12,000	12,780

		188,368

Capital Markets - 1.7%
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	207,000	210,105
4.63%, 11/15/2027 (B)	50,000	51,563
MSCI, Inc.
3.63%, 09/01/2030 (B)	102,000	107,227

		368,895

Chemicals - 0.3%
Hexion, Inc.
7.88%, 07/15/2027 (A) (B)	50,000	53,750

Commercial Services & Supplies - 3.3%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (B)	200,000	208,000
Covanta Holding Corp.
5.00%, 09/01/2030	14,000	15,024
FXI Holdings, Inc.
12.25%, 11/15/2026 (B)	30,000	34,125
Garda World Security Corp.
4.63%, 02/15/2027 (B)	100,000	100,372
6.00%, 06/01/2029 (A) (B)	39,000	38,171

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Harsco Corp.
5.75%, 07/31/2027 (B)	$ 110,000	$ 114,257
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	75,000	78,656
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (B)	12,000	12,090
Stericycle, Inc.
5.38%, 07/15/2024 (B)	95,000	97,632

		698,327

Communications Equipment - 2.7%
Avaya, Inc.
6.13%, 09/15/2028 (B)	84,000	89,880
CommScope Technologies LLC
6.00%, 06/15/2025 (B)	163,000	165,445
CommScope, Inc.
5.50%, 03/01/2024 (B)	78,000	80,230
6.00%, 03/01/2026 (B)	90,000	93,825
Nokia OYJ
3.38%, 06/12/2022	150,000	153,315

		582,695

Construction & Engineering - 1.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 (B) (E)	34,000	34,094
6.63%, 01/15/2028 (B)	80,000	85,400
9.88%, 04/01/2027 (B)	120,000	133,500
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (B)	50,000	56,425

		309,419

Construction Materials - 1.1%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (B)	230,000	240,051

Consumer Finance - 1.7%
Ally Financial, Inc.
3.88%, 05/21/2024	75,000	81,093
5.75%, 11/20/2025	60,000	68,593
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	211,250

		360,936

Containers & Packaging - 3.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A) (B)	200,000	200,250
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	135,000	142,762
5.38%, 01/15/2028 (B)	137,000	144,192
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	108,000	109,199
Greif, Inc.
6.50%, 03/01/2027 (B)	55,000	57,887
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (B)	50,000	50,313
7.25%, 04/15/2025 (B)	53,000	51,609
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
4.00%, 10/15/2027 (B)	40,000	39,950

		796,162

Diversified Consumer Services - 0.2%
WW International, Inc.
4.50%, 04/15/2029 (B)	40,000	40,549

Transamerica Funds	Page 1

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	$ 150,000	$ 175,565
DAE Funding LLC
4.50%, 08/01/2022 (B)	80,000	80,000
Dana Financing SARL
5.75%, 04/15/2025 (B)	140,000	144,375
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 - 10/01/2025 (B)	80,000	80,598
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A) (B)	94,000	96,519
5.50%, 04/15/2029 (B)	37,000	36,723

		613,780

Diversified Telecommunication Services - 4.2%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	80,000	82,751
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	125,000	140,469
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	18,000	17,485
3.75%, 07/15/2029 (B)	11,000	10,780
4.25%, 07/01/2028 (B)	145,000	147,628
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A) (B)	185,000	192,274
5.38%, 06/15/2029 (B)	46,000	47,150
7.50%, 04/01/2024	60,000	67,483
Switch Ltd.
3.75%, 09/15/2028 (B)	36,000	36,720
4.13%, 06/15/2029 (B)	79,000	81,390
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (B)	60,000	59,625

		883,755

Electric Utilities - 2.6%
DPL, Inc.
4.13%, 07/01/2025	115,000	123,303
Pattern Energy Operations, LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (B)	425,000	438,689

		561,992

Electrical Equipment - 0.1%
Atkore, Inc.
4.25%, 06/01/2031 (B)	12,000	12,270

Electronic Equipment, Instruments & Components - 1.1%
Sensata Technologies BV
4.88%, 10/15/2023 (B)	95,000	101,650
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	130,000	139,100

		240,750

Energy Equipment & Services - 1.0%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (B)	45,000	45,072

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Enviva Partners, LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (B)	$ 62,000	$ 64,207
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027	100,000	105,736

		215,015

Entertainment - 0.4%
Netflix, Inc.
4.88%, 06/15/2030 (B)	70,000	84,334

Equity Real Estate Investment Trusts - 4.8%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	67,000	67,896
6.00%, 04/15/2025 (B)	215,000	225,900
Iron Mountain, Inc.
4.50%, 02/15/2031 (A) (B)	15,000	15,338
5.25%, 03/15/2028 (B)	215,000	224,675
iStar, Inc.
5.50%, 02/15/2026	37,000	38,665
MPT Operating Partnership, LP / MPT Finance Corp.
3.50%, 03/15/2031	165,000	169,287
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	48,000	51,240
SBA Communications Corp.
3.13%, 02/01/2029 (B)	63,000	61,872
3.88%, 02/15/2027	55,000	56,719
4.88%, 09/01/2024	95,000	96,425

		1,008,017

Food & Staples Retailing - 1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (B)	150,000	158,700
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75%, 02/15/2026 (B)	49,000	51,205
Rite Aid Corp.
7.50%, 07/01/2025 (B)	100,000	100,220

		310,125

Food Products - 3.2%
B&G Foods, Inc.
5.25%, 09/15/2027 (A)	65,000	67,681
Darling Ingredients, Inc.
5.25%, 04/15/2027 (B)	205,000	214,697
Kraft Heinz Foods Co.
3.88%, 05/15/2027	120,000	132,870
4.88%, 10/01/2049	90,000	112,149
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	27,000	27,324
4.63%, 04/15/2030 (B)	121,000	123,269

		677,990

Health Care Providers & Services - 3.6%
AdaptHealth LLC
4.63%, 08/01/2029 (A) (B)	5,000	4,981
6.13%, 08/01/2028 (B)	115,000	120,750
DaVita, Inc.
3.75%, 02/15/2031 (B)	58,000	56,247
4.63%, 06/01/2030 (B)	75,000	77,531

Transamerica Funds	Page 2

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.
4.63%, 04/01/2031	$ 5,000	$ 5,438
4.75%, 02/01/2030	140,000	149,450
HCA, Inc.
3.50%, 09/01/2030 (A)	145,000	157,463
5.88%, 02/15/2026	85,000	98,812
Tenet Healthcare Corp.
4.25%, 06/01/2029 (A) (B)	44,000	44,880
6.13%, 10/01/2028 (B)	38,000	40,470

		756,022

Hotels, Restaurants & Leisure - 6.8%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (B)	32,000	32,233
Boyd Gaming Corp.
4.75%, 12/01/2027	79,000	81,864
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	121,000	124,781
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	110,000	124,223
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (A)	190,000	203,792
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (B)	135,000	132,419
5.00%, 06/01/2029 (B)	23,000	23,208
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (B)	32,000	32,200
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	67,000	69,483
NCL Corp. Ltd.
3.63%, 12/15/2024 (A) (B)	85,000	80,856
5.88%, 03/15/2026 (B)	13,000	13,098
10.25%, 02/01/2026 (B)	50,000	57,125
12.25%, 05/15/2024 (B)	30,000	35,400
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	14,000	13,665
10.88%, 06/01/2023 (B)	65,000	73,775
Travel & Leisure Co.
5.65%, 04/01/2024	100,000	106,935
6.60%, 10/01/2025	75,000	84,000
Viking Cruises Ltd.
6.25%, 05/15/2025 (B)	150,000	148,875

		1,437,932

Household Durables - 4.0%
Beazer Homes USA, Inc.
7.25%, 10/15/2029	62,000	67,816
Century Communities, Inc.
5.88%, 07/15/2025	238,000	244,592
KB Home
4.80%, 11/15/2029	70,000	76,300
7.63%, 05/15/2023	100,000	107,500
Lennar Corp.
5.00%, 06/15/2027 (A)	112,000	130,883
Meritage Homes Corp.
5.13%, 06/06/2027	45,000	50,580
6.00%, 06/01/2025	37,000	41,918
Newell Brands, Inc.
4.88%, 06/01/2025	110,000	121,825

		841,414

Independent Power & Renewable Electricity Producers - 2.5%
Calpine Corp.
4.50%, 02/15/2028 (B)	85,000	87,550
5.00%, 02/01/2031 (B)	90,000	90,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	$ 20,000	$ 20,000
4.75%, 03/15/2028 (B)	306,000	324,360

		522,810

Insurance - 0.9%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.28% (D), 02/12/2067 (A) (B)	60,000	57,972
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.51% (D), 05/17/2066	151,000	135,879

		193,851

IT Services - 0.7%
Gartner, Inc.
3.75%, 10/01/2030 (B)	17,000	17,468
4.50%, 07/01/2028 (B)	50,000	52,875
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	53,000	51,012
Square, Inc.
2.75%, 06/01/2026 (B)	14,000	14,315
3.50%, 06/01/2031 (A) (B)	14,000	14,525

		150,195

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	52,000	53,365
4.00%, 03/15/2031 (A) (B)	52,000	54,709

		108,074

Machinery - 1.5%
Madison IAQ LLC
4.13%, 06/30/2028 (B)	13,000	13,019
5.88%, 06/30/2029 (B)	18,000	18,193
Meritor, Inc.
6.25%, 06/01/2025 (B)	190,000	202,350
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (B)	89,000	95,007

		328,569

Media - 13.1%
AMC Networks, Inc.
4.25%, 02/15/2029	61,000	61,000
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (B)	75,000	77,250
4.50%, 06/01/2033 (A) (B)	40,000	41,640
5.00%, 02/01/2028 (B)	75,000	78,658
5.75%, 02/15/2026 (B)	60,000	62,040
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (B)	45,000	46,647
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (B)	65,000	66,735
CSC Holdings LLC
4.50%, 11/15/2031 (B)	200,000	201,960
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	60,000	34,800
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.88%, 08/15/2027 (B) (E)	40,000	41,300
DISH DBS Corp.
5.88%, 07/15/2022	85,000	87,975
7.75%, 07/01/2026	70,000	79,887

Transamerica Funds	Page 3

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Gray Television, Inc.
4.75%, 10/15/2030 (B)	$ 205,000	$ 203,229
7.00%, 05/15/2027 (A) (B)	94,000	100,615
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	105,500
8.38%, 05/01/2027	68,000	72,334
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (B)	200,000	213,398
Meredith Corp.
6.50%, 07/01/2025 (B)	50,000	53,875
Nexstar Media, Inc.
4.75%, 11/01/2028 (A) (B)	23,000	23,719
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (B)	31,000	31,012
5.38%, 01/15/2031 (B)	37,000	36,907
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A) (B)	60,000	59,925
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (B)	130,000	134,118
4.63%, 07/15/2024 (B)	55,000	56,306
Summer BC Bidco B LLC
5.50%, 10/31/2026 (B)	200,000	203,000
TEGNA, Inc.
4.63%, 03/15/2028 (A)	120,000	123,600
4.75%, 03/15/2026 (B)	34,000	36,083
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	70,000	75,272
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	200,000	204,000
Ziggo BV
5.50%, 01/15/2027 (B)	150,000	155,658

		2,768,443

Metals & Mining - 3.8%
Alcoa Nederland Holding BV
7.00%, 09/30/2026 (B)	200,000	208,750
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (B)	113,000	124,159
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	45,000	49,238
New Gold, Inc.
7.50%, 07/15/2027 (B)	185,000	199,252
Novelis Corp.
3.25%, 11/15/2026 (B) (E)	12,000	12,180
3.88%, 08/15/2031 (B) (E)	12,000	12,123
4.75%, 01/30/2030 (B)	45,000	47,917
5.88%, 09/30/2026 (B)	151,000	156,466

		810,085

Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy Partners, LP
4.00%, 03/01/2031 (B)	100,000	105,780
5.63%, 10/01/2026	185,000	191,033
DCP Midstream Operating, LP
5.38%, 07/15/2025	38,000	41,990
DCP Midstream, LP
Fixed until 12/15/2022 (C), 7.38% (D)	27,000	26,245
Hess Midstream Operations, LP
5.13%, 06/15/2028 (B)	115,000	120,462
NuStar Logistics, LP
5.63%, 04/28/2027	50,000	53,641
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	85,000	93,598

		632,749

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.2%
Coty, Inc.
5.00%, 04/15/2026 (B)	$ 46,000	$ 46,345

Pharmaceuticals - 1.1%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (B)	10,000	9,388
5.25%, 01/30/2030 - 02/15/2031 (B)	43,000	40,459
6.13%, 04/15/2025 (B)	141,000	143,908
9.00%, 12/15/2025 (B)	28,000	29,890

		223,645

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	45,000	48,364

Road & Rail - 0.7%
Uber Technologies, Inc.
6.25%, 01/15/2028 (A) (B)	5,000	5,395
8.00%, 11/01/2026 (B)	128,000	137,120

		142,515

Software - 0.2%
Open Text Corp.
3.88%, 02/15/2028 (B)	50,000	51,625

Technology Hardware, Storage & Peripherals - 2.8%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	85,000	102,306
7.13%, 06/15/2024 (B)	95,000	97,194
NCR Corp.
5.00%, 10/01/2028 (B)	15,000	15,450
5.13%, 04/15/2029 (B)	40,000	41,634
5.25%, 10/01/2030 (B)	9,000	9,472
6.13%, 09/01/2029 (B)	90,000	97,606
Seagate HDD Cayman
4.09%, 06/01/2029 (B)	130,000	136,337
Western Digital Corp.
4.75%, 02/15/2026	90,000	99,900

		599,899

Trading Companies & Distributors - 2.1%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	240,000	254,100
United Rentals North America, Inc.
3.75%, 01/15/2032 (E)	80,000	80,000
4.00%, 07/15/2030	115,000	119,456

		453,556

Wireless Telecommunication Services - 3.8%
Altice France SA
7.38%, 05/01/2026 (B)	200,000	208,000
Sprint Corp.
7.88%, 09/15/2023	250,000	282,890
T-Mobile USA, Inc.
3.38%, 04/15/2029 (B)	31,000	32,277
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (B)	280,000	285,983

		809,150

Total Corporate Debt Securities (Cost $20,207,767)		20,612,451

Transamerica Funds	Page 4

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.2%
Banks - 0.2%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 5.94% (D)	912	$ 24,286

Total Preferred Stock (Cost $21,896)		24,286

	Shares	Value
OTHER INVESTMENT COMPANY - 6.3%
Securities Lending Collateral - 6.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (F)	1,345,395	$ 1,345,395

Total Other Investment Company (Cost $1,345,395)		1,345,395

Total Investments (Cost $21,575,058)		21,982,132

Net Other Assets (Liabilities) - (3.7)%		(778,340)

Net Assets - 100.0%		$ 21,203,792

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$20,612,451	$—	$20,612,451
Preferred Stock	24,286	—	—	24,286
Other Investment Company	1,345,395	—	—	1,345,395

Total Investments	$1,369,681	$20,612,451	$—	$21,982,132

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,574,743, collateralized by cash collateral of $1,345,395 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $262,063. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $14,410,092, representing 68.0% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rate disclosed reflects the yield at July 31, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 5

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

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